NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
NOTE 1 - NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES

Nature of Business

Crown Equity Holdings Inc. ("Crown Equity" or the "Company") was incorporated in August 1995 in Nevada. The Company offers through its digital network of websites, advertising branding, marketing solutions and other services to boost customer awareness, as well as merchant visibility as a worldwide online multi-media publisher. The Company focuses on the distribution of information for the purpose of bringing together its audience with the advertisers that want to reach them. Its advertising services cover and connect a range of marketing specialties, as well as provide search engine optimization for clients interested in online media awareness. Crown Equity Holdings' objective is making its endeavor known as CRWE WORLD into a global online news and information source, as well as a global one stop shop for various distinct products and services. The Company also offers services to companies seeking to become public entities in the United States, as well as providing various consulting services to companies and individuals dealing with corporate structure and operations globally.

On January 27, 2020, the Company re-acquired from AVOT the online business iB2BGlobal.com and since company had not received the shares promised during the original sale.

Basis of Preparation

The accompanying financial statements include the financial information of Crown Equity Holdings Inc. (“Crown Equity”, the “Company”) have been prepared in accordance with the instructions to financial reporting as prescribed by the Securities and Exchange Commission (the “SEC”). The preparation of these financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (“GAAP”). In the opinion of management, the financial statements contained in this report include all known accruals and adjustments necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods reported herein.

Reclassifications

Certain prior period amounts have been reclassified to conform to current period presentation.

Adoption of New Accounting Standard

In February 2016, the FASB issued ASU 2016-02 “Leases”, which is codified in ASC 842 “Leases” and supersedes current lease guidance in ASC 840. These provisions require lessees to put a right-of-use asset and lease liability on their balance sheet for operating and financing leases that have a term of more than one year. Expense will be recognized in the income statement similar to current accounting guidance. For lessors, the ASU modifies the classification criteria and the accounting for sales-type and direct financing leases. Entities will need to disclose qualitative and quantitative information about their leases, including characteristics and amounts recognized in the financial statements. These provisions are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. We adopted the provisions on January 1, 2019, including interim periods subsequent to the date of adoption. Entities are required to use a modified retrospective approach upon adoption to recognize and measure leases at the beginning of the earliest comparative period presented in the financial statements. Since all the leases were finance leases, there was no effect on the financial statements when ASC 842 was adopted.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation, to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments for employees, with certain exceptions. Under the new guidance, the cost for nonemployee awards may be lower and less volatile than under current US GAAP because the measurement generally will occur earlier and will be fixed at the grant date. This update is effective for annual financial reporting periods, and interim periods within those annual periods, beginning after December 15, 2018, although early adoption is permitted. The Company adopted the standard effective January 1, 2019 and found the adoption did not have a material effect on our financial statements.

Crown Equity does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on their financial position, results of operations or cash flows.

Accounting Standards not yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (ASU 2016-13), which requires measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for us in our first quarter of fiscal 2023, and earlier adoption is permitted. We are currently evaluating the impact of our pending adoption of ASU 2016-13 on our financial statements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions by management in determining the reported amounts of assets and liabilities, disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates are primarily used in our revenue recognition, long-lived asset impairments and adjustments, deferred tax, stock-based compensation, and reserves for legal matters.

Cash and Cash Equivalents

Crown Equity considers all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents.

Stock-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with ASC 718 requiring employee equity awards to be accounted for under the fair value method. Accordingly, share-based compensation is measured at grant date, based on the fair value of the award and is recognized as expense over the requisite employee service period. The Company accounts for stock-based compensation to other than employees in accordance with ASC 505-50. Equity instruments issued to other than employees are valued at the earlier of a commitment date or upon completion of the services, based on the fair value of the equity instruments and is recognized as expense over the service period. The Company estimates the fair value of share-based payments using the Black-Scholes option-pricing model for common stock options and the closing price of the company's common stock for common share issuances.

Revenue Recognition

The core principles of revenue recognition under ASC 606 include the following five criteria:

1.	Identify the contract with the customer

Contract with our customers may be oral, written, or implied. A written and signed invoice stating the terms and conditions is the Company’ preferred method. The terms of a written contract may be contained within the body of an invoice or in an email. No work is commenced without an understanding between the Company and our client that a valid contract exists.

2.	Identify the performance obligations in the contract

Our sales and account management teams define the scope of services to be offered, to ensure all parties are in agreement and obligations are being delivered to the customer as promised. The performance obligation may not be fully identified in a mutually signed contract, but may be outlined in email correspondence, face-to-face meetings, additional proposals or scopes of work, or phone conversations.

3.	Determine the transaction price

Pricing is discussed and identified by the operations team prior to submitting an invoice to the customer.

4.	Allocate the transaction price to the performance obligations in the contract

If a contract involves multiple obligations, the transaction pricing is allocated accordingly, during the performance obligation phase.

5.	Recognize revenue when (or as) we satisfy a performance obligation

The Company uses digital marketing that includes digital advertising, SEO management and digital ad support. We provide whether presenting a vibrant but simple message about our clients that will enlighten their audience or deploying an influential digital marketing campaign on our online site or across one or multiple social media platforms. Revenue is recognized when ads are run on Company’s advertising platform.

The company generates analytical reports monthly or as required to show how the ad dollars were spent and how the targeting resulted in click-through. The report satisfies the performance obligation, regardless of the outcome or effectiveness of the campaign.

Sales are recognized when promised services are started in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Sales for service contracts generally are recognized as the services are being provided.

	Nine Months Ended Sep 30, 2020				Nine Months Ended Sep 30, 2019
	Third Party	Related Party	Total	Third Party	Related Party	Total
Advertising	$-	$1,275	$1,275	$2,000	$50,000	$52,000
Click Based and Impressions Ads	332	-	332	614	-	614
Domain Registrations	-	-	-	10	-	10
Publishing and Distribution	955	392	1,347	840	-	840
Server	-	-	-	-	-	-
	$1,287	$1,667	$2,954	$3,464	$50,000	$53,464

Revenue is based on providing through the Company’s server services, Managed Information Technology, 24/7 support, which includes designing, developing, testing, maintaining functionality, infrastructure monitoring, managing and hosting, combined with revenue received from the display of click based and impressions ads located on the Company’s websites, domain name registration, publishing and distribution of news and press releases.

	Sep 30,	Sep 30,
	2020	2019

Deferred Revenue	$15,583	$-

Deferred revenue is based on cash received or billings in excess of revenue recognized until revenue recognition criteria are met. Client prepayments are deferred and recognized over future periods as services are delivered or performed.

Accounts Receivable and Allowance for Doubtful Accounts

The Company establishes an allowance for bad debts through a review of several factors including historical collection experience, current aging status of the customer accounts, and financial condition of our customers. The Company does not generally require collateral for our accounts receivable. There were no accounts receivable and allowance for doubtful accounts as of September 30, 2020 and December 31, 2019.

Risk Concentrations

The Company does not hold cash in excess of federally insured limits.

During the period ending September 30, 2020, 11% of the Company’s revenues were from click based and impressions ads located on the company’s websites, as well as 46% for press releases, article publishing and distribution by the Company and 43% of the Company’s revenues being received through advertisements, which 100% of the advertisement revenue was received through a related party by the Company.

General and Administrative Expenses

Crown Equity's general and administrative expenses consisted of the following types of expenses during 2020 and 2019: Compensation expense, auto, travel and entertainment, legal and accounting, utilities, web sites, office expenses, depreciation and other administrative related expenses.

Property and Equipment

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance are expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.

Impairment of Long-Lived Assets

The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the asset by comparing the undiscounted future net cash flows expected to result from the asset to its carrying value. If the carrying value exceeds the undiscounted future net cash flows of the asset, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived asset. Fair value is determined based on either expected future cash flows at a rate we believe incorporates the time value of money. No indications of impairments were identified in 2020 or 2019.

Basic and Diluted Net (Loss) per Share

	Three Months Sep 30, 2020	Three Months Sep 30, 2019
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(167,941)	$(53,254)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(167,941)	$(53,254)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	12,606,731	11,973,418

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.01)	$(0.00)
Diluted	$(0.01)	$(0.00)

	Nine Months Sep 30, 2020	Nine Months Sep 30, 2019
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(1,088,402)	$(130,060)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(1,088,402)	$(130,060)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	12,269,852	11,909,339

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.09)	$(0.01)
Diluted	$(0.09)	$(0.01)

When an entity has a net loss, it is prohibited from including potential common shares in the computation of diluted per share amounts. Accordingly, we have utilized basic shares outstanding to calculate both basic and diluted loss per share for the periods ended September 30, 2020 and 2019. The number of potential anti-dilutive shares excluded from the calculation shares for the period ended September 30, 2020 is 18,900,000.

Income Taxes

In December 2017, the Tax Cuts and Jobs Act (the “Act”) was enacted, which, among other changes, reduced the federal statutory corporate tax rate from 35% to 21%, effective January 1, 2018. As a result of this change, the Company’s statutory tax rate for fiscal 2019 and 2020 will be 21%. Crown Equity recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax basis of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. As of September 30, 2020, and December 31, 2019, the Company has not reflected any amounts as a deferred tax asset due to the uncertainty of future profits to offset any net operating loss.

The Company’s deferred tax assets consisted of the following as of September 30, 2020 and December 31, 2019:

	Sep 30, 2020	Dec 31, 2019
Net operating loss	$531,243	$416,916
Valuation allowance	(531,243)	(416,916)
Net deferred tax asset	-	-

Uncertain tax position

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of September 30, 2020 and December 31, 2019.

Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents, accounts payable and debt. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Research and Development

The Company spent no money for research and development cost for the periods ended September 30, 2020 and December 31, 2019.

Advertising Cost

The Company spent $0 for advertisement for the periods ended September 30, 2020 and 2019.

Nature of Business

Crown Equity Holdings Inc. (“Crown Equity” or the “Company”) was incorporated in August 1995 in Nevada. The Company offers through its digital network of websites, advertising branding, marketing solutions and other services to boost customer awareness, as well as merchant visibility as a worldwide online multi-media publisher. The Company focuses on the distribution of information for the purpose of bringing together its audience with the advertisers that want to reach them. Its advertising services cover and connect a range of marketing specialties, as well as provide search engine optimization for clients interested in online media awareness. Crown Equity Holdings’ objective is making its endeavor known as CRWE WORLD into a global online news and information source, as well as a global one stop shop for various distinct products and services. The Company also offers services to companies seeking to become public entities in the United States, as well as providing various consulting services to companies and individuals dealing with corporate structure and operations globally.

In 2010, the Company formed two subsidiaries Crown Tele Services, Inc. and CRWE Direct, Inc. Crown Tele Services Inc. will provide voice over IP messaging at a competitive price to other competitors and CRWE Direct will provide its client with direct sales of products. This entity was divested at the end of 2017.

In 2011, the Company formed a wholly owned subsidiary CRWE Real Estate Inc. CRWE Real Estate Inc. will hold real estate. CRWE Real Estate Inc., Crown Tele Services, Inc. and CRWE Direct, Inc. were sold in December of 2016 for aggregate consideration of $100, resulting in a gain of $5,967.

In 2016, the company sale of the subsidiaries is not considered to be a strategic shift since there were minimal activities during the year in the subsidiaries.

Assets	-
Intercompany	-
Total Assets sold	-

Cash	100
Payable assumed by buyer	5,867
Total Consideration	5,967

Gain on sale of subsidiaries	5,967

Basis of Preparation

The accompanying financial statements include the financial information of Crown Equity Holdings Inc. (“Crown Equity”, the “Company”) have been prepared in accordance with the instructions to financial reporting as prescribed by the Securities and Exchange Commission (the “SEC”). The preparation of these financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (“GAAP”). In the opinion of management, the financial statements contained in this report include all known accruals and adjustments necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods reported herein.

Reclassifications

Certain prior period amounts have been reclassified to conform to current period presentation.

Adoption of New Accounting Standard

Crown Equity adopted Accounting Standard Update 2014-09, Revenue from Contracts with Customers, at the start of the first quarter of 2018 using the modified retrospective approach and recorded a cumulative effect adjustment to retained earnings based on the current terms and conditions for open contracts as of January 1, 2018. The adoption of the standard did not have a material impact on the Company’s Financial Statements. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Accounting Standards Not Yet Adopted

In June 2016, the FASB issued ASU 2016-3, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instructions (ASU 2016-13), which requires measurement and recognition of expected credit losses for financial assets held. ASU 2016-3 is effective for us in our first quarter of fiscal 2023, and earlier adoption is permitted. We are currently evaluating the impact of our pending adoption of ASU 2016-13 on our financial statements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions by management in determining the reported amounts of assets and liabilities, disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates are primarily used in our revenue recognition, long-lived asset impairments and adjustments, deferred tax, stock-based compensation, and reserves for legal matters.

Cash and Cash Equivalents

Crown Equity considers all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents.

Stock-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with ASC 718 requiring employee equity awards to be accounted for under the fair value method. Accordingly, share-based compensation is measured at grant date, based on the fair value of the award and is recognized as expense over the requisite employee service period. The Company accounts for stock-based compensation to other than employees in accordance with ASU 2018-07 Equity instruments issued to other than employees are valued at the earlier of a commitment date or upon completion of the services, based on the fair value of the equity instruments and is recognized as expense over the service period. The Company estimates the fair value of share-based payments using the Black-Scholes option-pricing model for common stock options and the closing price of the company’s common stock for common share issuances.

Revenue Recognition

The core principles of revenue recognition under ASC 606 include the following five criteria:

1.	Identify the contract with the customer

Contract with our customers may be oral, written, or implied. A written and signed invoice stating the terms and conditions is the Company’ preferred method. The terms of a written contract may be contained within the body of an invoice or in an email. No work is commenced without an understanding between the Company and our client that a valid contract exists.

2.	Identify the performance obligations in the contract

Our sales and account management teams define the scope of services to be offered, to ensure all parties are in agreement and obligations are being delivered to the customer as promised. The performance obligation may not be fully identified in a mutually signed contract, but may be outlined in email correspondence, face-to-face meetings, additional proposals or scopes of work, or phone conversations.

3.	Determine the transaction price

Pricing is discussed and identified by the operations team prior to submitting an invoice to the customer.

4.	Allocate the transaction price to the performance obligations in the contract

If a contract involves multiple obligations, the transaction pricing is allocated accordingly, during the performance obligation phase.

5.	Recognize revenue when (or as) we satisfy a performance obligation

The Company uses digital marketing that includes digital advertising, SEO management and digital ad support. We provide whether presenting a vibrant but simple message about our clients that will enlighten their audience or deploying an influential digital marketing campaign on our online site or across one or multiple social media platforms. Revenue is recognized when ads are run on Company’s advertising platform.

The company generates analytical reports monthly or as required to show how the ad dollars were spent and how the targeting resulted in click-through. The report satisfies the performance obligation, regardless of the outcome or effectiveness of the campaign.

Sales are recognized when promised services are started in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Sales for service contracts generally are recognized as the services are being provided.

	December 31, 2019			December 31, 2018
	Third Party	Related Party	Total	Third Party	Related Party	Total

IT Services on Company Server	$-	$-	$-	$-	$7,000	$7,000
Click Based and Impressions Ads	$2,743	$50,000	$52,743	$2,885	$-	$2,885
Domain Registrations	$10	$-	$10	$67	$-	$67
Publishing and Distribution	$1,040	$-	$1,040	$400	$100	$500
	$3,793	$50,000	$53,793	$3,352	$7,100	$10,452

Revenue is based on providing through the Company’s server services, Managed Information Technology, 24/7 support, which includes designing, developing, testing, maintaining functionality, infrastructure monitoring, managing and hosting, combined with revenue received from the display of click based and impressions ads located on the Company’s websites, domain name registration, publishing and distribution of news and press releases.

	December 31,	December 31,
	2019	2018

Deferred Revenue	$-	$50,000

Deferred revenue is based on cash received or billings in excess of revenue recognized until revenue recognition criteria are met. Client prepayments are deferred and recognized over future periods as services are delivered or performed.

Accounts Receivable and Allowance for Doubtful Accounts

The Company establishes an allowance for bad debts through a review of several factors including historical collection experience, current aging status of the customer accounts, and financial condition of our customers. The Company does not generally require collateral for our accounts receivable. There were no accounts receivable and allowance for doubtful accounts as of December 31, 2019 and 2018.

Risk Concentrations

As of December 31, 2019 , 98% of the Company’s revenues were received through advertisements, which 95% of the advertisement revenue was received through a related party. The remaining 2% of the remaining total revenues were from third parties for the displaying of click based and impressions ads located on the company’s websites, as well as for press releases and article publishing and distribution by the Company.

In 2018, 68% of the Company’s revenues were received through a related party for Managed Information Technology services and 24/7 support which included designing, developing, testing, maintain functionality, infrastructure monitoring, managing, and hosting. 28% of the third party revenues were from the displaying of click based and impressions ads located on the company’s websites. The Company does not hold cash in excess of federally insured limits.

General and Administrative Expenses

Crown Equity’s general and administrative expenses consisted of the following types of expenses during 2019 and 2018: Compensation expense, payroll expense, rent, travel and entertainment, legal and accounting, utilities, web sites, office expenses, depreciation and other administrative related expenses.

Property and Equipment

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance are expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.

Impairment of Long-Lived Assets

The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical-cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the asset by comparing the undiscounted future net cash flows expected to result from the asset to its carrying value. If the carrying value exceeds the undiscounted future net cash flows of the asset, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived asset. Fair value is determined based on either expected future cash flows at a rate we believe incorporates the time value of money. No indications of impairments were identified in 2019 or 2018.

Basic and Diluted Net (Loss) per Share

	December 31,
	2019	2018
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(153,026)	$(374,820)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(153,026)	$(374,820)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	11,936,422	11,583,371

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.01)	$(0.03)
Diluted	$(0.01)	$(0.03)

When an entity has a net loss, it is prohibited from including potential common shares in the computation of diluted per share amounts. Accordingly, we have utilized basic shares outstanding to calculate both basic and diluted loss per share for the years ended December 31, 2019 and 2018. The number of potential anti-dilutive shares excluded from the calculation shares for the year ended December 31, 2019 is 1,520.

Income Taxes

Uncertain tax position

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of December 31, 2019 and 2018.

Fair Value of Financial Instruments

The ASC guidance for fair value measurements and disclosure establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 Inputs – Quoted prices for identical instruments in active markets.

Level 2 Inputs – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs – Instruments with primarily unobservable value drivers. The Company has no Level 3 Inputs.

The Company’s financial instruments consist of cash and cash equivalents, accounts payable and debt. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Research and Development

The Company spent no money for research and development cost for the years ended December 31, 2019 and 2018.

Advertising Cost

The Company spent no money for advertisement for the years ended December 31, 2019 and 2018.

Depreciation expense was $31,668 and $28,895 for the years ended December 31, 2019 and 2018, respectively.